Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 24
Recognition of prior years’ net (loss) gain	(25)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(1)
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(2)
Recognition of prior years’ net (loss) gain	4
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	2
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(7)
Recognition of prior years’ net (loss) gain	1
Recognition of prior years’ service credit	6
Total recognized in other comprehensive (income) loss (before tax effects)	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	0
Recognition of prior years’ net (loss) gain	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 0